Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings / Loss per Share [Abstract]
Schedule of earnings/(losses) per share

	2012	2013	2014
(Loss) / Income:
Net (loss) / income	$(314,521)	$1,850	$(11,723)

Basic (loss) / earnings per share:
Weighted average common shares outstanding, basic	5,393,131	14,051,344	58,441,193
Basic (loss) / earnings per share	$(58.32)	$0.13	$(0.20)

Effect of dilutive securities:
Dilutive effect of non vested shares	-	65,045	-
Weighted average common shares outstanding, diluted	5,393,131	14,116,389	58,441,193

Diluted (loss) / earnings per share	$(58.32)	$0.13	$(0.20)